Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Air Products and Chemicals, Inc. Retirement Savings Plan (the "Plan") provides only general information about the Plan. Participants should refer to the Summary Plan Description and the Plan Document for a more complete description of the Plan’s provisions. Capitalized terms used but not defined herein have the meanings set forth in the Plan.
(a)General
The Plan is a defined-contribution plan sponsored by Air Products and Chemicals, Inc. (the "Company") covering certain full-time and part-time salaried and hourly employees of the Company and designated subsidiaries. The Plan permits participation by employees whose terms and conditions of employment are covered by the terms of a collective bargaining agreement provided such collective bargaining agreement provides for Plan participation. Participants of the Plan are entitled to make before-tax contributions and Roth 401(k) contributions as allowed by Sections 401(k) and 401(m) of the Internal Revenue Code ("IRC") after having completed at least 30 days of service. Company matching contributions are made under IRC Section 401(m). The Plan is subject to the provisions of the Employee Retirement Income Security Act ("ERISA").
(b)Administration
The Board of Directors of the Company (the "Board") has delegated oversight for the design and administration of the Plan to its Management Development and Compensation Committee and oversight for the funding and management of assets of the Plan to its Audit and Finance Committee. The Board has delegated authority to the Chief Executive Officer to take such actions as necessary to provide employee pension, retirement savings, or welfare benefits, in accordance with its delegation with respect to the Company’s pension, retirement savings, and welfare benefit plans. The Chief Executive Officer has delegated some of this authority to the Executive Vice President and Chief Human Resources Officer, who has established a Benefits Committee to have fiduciary responsibility for appeals of the denial of benefits in an ERISA plan. The "Plan Administrator" means the Executive Vice President and Chief Human Resources Officer. The Audit and Finance Committee appointed the Pension Investment Committee to supervise, monitor and review the investment performance of the Plan's assets. Fidelity Management Trust ("Fidelity") is the trustee of the Plan. The Pension Investment Committee has appointed Willis Towers Watson to serve as the Plan's investment consultant under the ERISA definition of a 3(21) investment advisor. The Pension Investment Committee also appoints various external investment managers for the management of the Plan’s assets.
(c)Participant Accounts
Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with the participant’s contributions, Company contributions, and allocations of the Plan’s earnings. Participant accounts are also charged with withdrawals and an allocation of Plan losses and administrative expenses. Allocations are based on investment elections made by the participant. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.
(d)Contributions
Subject to certain IRC restrictions, participants may elect to contribute to the Plan on a before-tax 401(k) basis or after-tax Roth 401(k) basis from 3% to 50%, in whole percentages, of each participant's compensation, as defined in the Plan Document, through payroll deductions. The before-tax basis allows a participant to defer recognition of income for federal income tax purposes.
Participants who are at least age 50 before the close of the calendar year may make catch-up contributions in accordance with, and subject to the limitations of, IRC Section 414(v).
The Plan is required to return contributions received during the Plan year in excess of the IRC limits.
The Company will match certain contributions to the Plan made by participants. The matching contributions are made in accordance with IRC Section 401(a). Effective 1 January 2022, all eligible non-union participants receive the same matching contribution percentage. Subject to the terms of their Collective Bargaining Agreement, union employees may receive matching contributions.
Company core contributions are cash contributions made by the Company to eligible participants’ accounts in accordance with the participants’ investment direction election. To be eligible for Company core contributions, a participant must be (1) a salaried employee hired or rehired after 31 October 2004, (2) an hourly employee who transferred to a salaried status after 31 October 2004, (3) a nonunion hourly employee hired or rehired after 31 January 2011, (4) an employee who became a nonunion hourly employee after 31 January 2011 due to a change in employment status and is not earning credited service under the Pension Plan for Hourly Rated Employees of Air Products and Chemicals, Inc., (5) a salaried employee who made an irrevocable election to receive Company core contributions under the Plan instead of continuing to earn credited service under the Air Products and Chemicals, Inc. Pension Plan for Salaried Employees, or (6) an employee covered by the terms of a collective bargaining agreement whose terms provide for a Company core contribution after 31 October 2017.
As of 1 January 2022, the amount of Company core contribution is based on participants’ service and base pay as follows:
•5% of base pay if credited service is less than 10 years;
•6% of base pay if credited service is between 10 and 19 years; or
•7% of base pay if credited service is 20 years or more.
Eligible participants are not required to contribute to the Plan in order to receive the Company core contribution.
Since 1 January 2022, the Company will match 50% of the first 6% of an eligible Participant's annual salary that is deferred to the Plan as a before-tax contribution or a Roth 401(k) contribution. Catch-up contributions are not eligible for Company matching contributions.
Company matching contributions are invested in the Company's common stock ("Company stock"). Company matching contributions may be transferred by the Plan’s participants to any of the Plan’s other investment options at any time. As such, investment in Company stock is deemed participant directed.
Employee contributions and employer matching contributions are recorded when earned.
On an annual basis, the Company shall ensure that, for participants who are employed by the Company on the last day of the Plan year, the participant's Company matching contribution is equal to the maximum contribution the participant would receive under the Company matching formula for the calendar year based upon the participant’s before-tax and Roth 401(k) contributions for the entire calendar year. The Company will make the appropriate additional Company matching contribution to the Plan as needed. The additional Company matching contributions to provide participants with their maximum amount were $838 and $852 for the Plan years 2025 and 2024, respectively, and are reflected on the statements of net assets available for benefits within "Employer contributions receivable."
(e)Contribution Percentage Changes
Contribution percentage changes are effective as soon as administratively possible after receipt of a request from a participant.
(f)Rollovers
A participant or any other employee who is entitled to make a rollover contribution to the Plan under the IRC may make a cash contribution to the Plan of all or a portion of any such rollover contribution amount.
(g)Vesting
Participants are immediately vested in 100% of their elected salary deferrals, rollover contributions, the Company’s matching contributions, Company core contributions, and earnings thereon.
(h)Forfeitures
The Company can use forfeitures to reduce the costs of administering the Plan. There were no forfeitures used to reduce the costs of administering the Plan in 2025. There were $219 and $213 of unallocated forfeitures at 31 December 2025 and 2024, respectively.
(i)Withdrawal Provisions
Upon application, but no sooner than 12 months after any earlier withdrawal:
(a)a participant may withdraw all or a portion of after-tax contributions, which have been in the Plan for at least two years;
(b)after withdrawing all amounts described in subparagraph (a), a participant may withdraw any Company matching contributions, which have been in the Plan for at least two years;
(c)after withdrawing all amounts described in subparagraphs (a) and (b), a participant may withdraw before-tax contributions, Roth 401(k) contributions, and then vested Company core contributions upon:
i.attaining age 59½;
ii.providing satisfactory evidence that the withdrawal is required on account of a “hardship.” Hardship withdrawals will be limited to situations in which a participant has an immediate and heavy financial need and a distribution from the Plan is necessary to meet that need. A participant is not required to take a plan loan from any plan maintained by the Company or an Affiliated Company, as defined by IRC section 414, in order to obtain a hardship distribution. A hardship withdrawal may be made without regard to whether any other withdrawal has occurred within the last 12 months. Hardship distribution provisions treat expenses and losses (including loss of income) incurred by a participant on account of a disaster as an immediate and heavy financial need. To qualify, the Federal Emergency Management Agency ("FEMA") must declare a disaster under the Robert T. Stafford Disaster Relief and Emergency Assistance Act, Public Law 100-707, and the participant’s principal residence or principal place of employment at the time of the disaster must be located in an area designated by FEMA for individual assistance with respect to the disaster;
iii.a Qualified Reservist Distribution; or
iv.a distribution pursuant to the Heroes Earnings Assistance and Relief Tax Act of 2008.
A participant, upon separation of employment, is entitled to receive all amounts credited to his or her account, including before-tax, Roth 401(k), after-tax, catch-up, Company matching contributions, and Company core contributions. This distribution will automatically occur on or about 60 days after the end of the month in which employment ends if the participant’s account balance is less than $1. Participants may continue to repay any outstanding loan balances; any outstanding loan balance which is not repaid within 90 days will be treated as a taxable distribution. At the discretion of the Plan Administrator, loan balances may be transferred to a successor employer for participants whose employment ends due to a divestiture of a business or segment of the Company. Participants may elect to rollover distributions directly into another qualified plan or an Individual Retirement Account.
The distribution of a participant's account balance may be deferred until the earlier of age 73 or death. The entire balance of the participant's account is required to be distributed within 10 years following a participant's death, regardless of whether the participant dies before, on, or after the age for required minimum distribution.
(j)Notes Receivable from Participants
The Plan may make a loan or loans to any participant upon electronic request through Fidelity. Loans may be made in an amount that, when added to the outstanding balance of any other loan, will not exceed the lesser of $50 or one half of the present value of the participant’s vested account balance. Participant loans are valued at the sum of the unpaid principal balance, plus accrued and unpaid interest. The loan must be adequately secured, bear a reasonable interest rate, and be repaid within a maximum of five years, unless such loan is for a principal residence, in which case the loan is to be repaid within a maximum of 25 years. The interest rate charged on outstanding participant loans during the Plan year ended 31 December 2025, ranged from 4.25% to 9.50%, with maturities through 2051.
Loan principal and interest repayments are credited directly to the borrowing participant’s plan account and invested in accordance with the participant’s then-current investment directions.
Plan participant loans may be directly rolled over to a qualified plan of a subsequent employer of the participant pursuant to an agreement between the Company and the subsequent employer at the discretion of the Plan Administrator. In addition, loan participants may repay an amount toward the outstanding loan balance at any time in accordance with the procedures established by the Plan Administrator.
(k)Investment Directions
Participant investment fund elections can be made in increments of 1% provided the percentages total 100%. Designated default funds for the Plan are the State Street Global Advisor Target Retirement Date Funds. Company matching contributions are invested in Company stock, which may be transferred by the Plan’s participants to any other investment option at any time, provided they are not in violation of frequent trading rules as defined in the Summary Plan Description. Participants can elect to have their contributions to the Plan and Company core contributions invested in mutual funds, Company stock, commingled funds, a separately managed account, and a fixed income securities fund offered by the Plan. Participants may also direct their investments through a record keeper sponsored brokerage account ("Fidelity BrokerageLink"), which offers the option to invest in a range of Fidelity and non-Fidelity mutual funds. Interest-bearing cash held in the Fidelity BrokerageLink account is presented separately on the statements of net assets available for benefits.
Participant changes to investment elections can apply to future contributions, accumulated savings, or both. Participant investment election changes completed by 4:00 p.m. (Eastern Time) are effective the same New York Stock Exchange ("NYSE") business day and are reflected in the participant’s account the next NYSE business day.
Participants may not redirect accumulated savings directly from the fixed income securities fund to Fidelity BrokerageLink.
(l)     Secure 2.0 Act of 2022
On 29 December 2022, the SECURE 2.0 Act of 2022 (“SECURE 2.0”) was signed into law. SECURE 2.0 includes provisions intended to expand coverage, increase retirement savings, and simplify and clarify retirement plan rules. There were no significant impacts from the SECURE 2.0 Act on the Plan's operations and financial statements.